REAL ESTATE ASSETS (Summary of Future Minimum Rental Revenues under Existing Leases on Model Home Properties) (Detail) - Model Home properties	Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
2020	$ 3,016,320
2021	1,047,924
Totals	$ 4,064,244